Other Income	6 Months Ended
Jun. 30, 2023
Disclosure of Other Income [Abstract]
Other Income
7.
OTHER INCOME

	For the six months ended June 30,
	2023	2022
(In thousands of US$)	US$	US$
Interest income	373	193
Government grants (note i)	—	531
Other income	28	32
	401	756

Note i: Included in the government grants are amounts in thousands of Australian Dollar ("AUD") 707 (equivalent to approximately US$497 thousand), representing the unconditional subsidies from the Australian government specifically for supporting the research and development activities carried out in Australia for the six months ended June 30, 2022. The remaining $34 thousand amounts represent government subsidies in relation to the research and development activities in the PRC. All the government grants provide immediate financial support with no future related costs nor related to any assets.